Schedule of Investments
May 31, 2025 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.80%

Aircraft - 3.24%
The Boeing Co. (2)	3,640	754,645

Aircraft Engines & Engine Parts - 2.34%
RTX Corp.	4,000	545,920

Beverages - 2.17%
The Coca-Cola Co.	7,000	504,700

Computer Peripheral Equipment - 1.16%
Palo Alto Networks, Inc. (2)	1,400	269,388

Electric Services - 2.94%
American Electric Power Co., Inc.	2,000	206,980
NextEra Energy, Inc.	6,750	476,820

		683,800

Electromedical & Electrotherapeutic Apparatus - 1.61%
Medtronic plc (Ireland) (2)	4,525	375,485

Electronic Computers - 3.02%
Apple, Inc.	3,504	703,778

Fire, Marine & Casualty Insurance - 6.13%
Berkshire Hathaway, Inc. Class B (2)	1,890	952,484
Progressive Corp.	1,670	475,833

		1,428,318

Hospital & Medical Service Plans - 1.66%
UnitedHealth Group, Inc.	1,280	386,445

Industrial Inorganic Chemicals - 2.41%
Linde plc (United Kingdom)	1,200	561,096

Industrial Instruments For Measurement, Display & Control - 1.40%
MKS Instruments, Inc.	3,970	326,294

Measuring & Controlling Devices - 1.55%
Thermo Fisher Scientific, Inc.	895	360,524

Motor Vehicles & Passenger Car Bodies - 2.42%
Ford Motor Co.	54,350	564,153

Motors & Generators - 1.76%
Generac Holdings, Inc. (2)	3,350	409,136

National Commercial Banks - 6.26%
Bank of America Corp.	12,000	529,560
JPMorgan Chase & Co.	3,520	929,280

		1,458,840

Petroleum Refining- 2.08%
Exxon Mobil Corp.	4,735	484,391

Pharmaceutical Preparations - 6.26%
Eli Lily & Co.	665	490,551
Johnson & Johnson	3,400	527,714
Merck & Co., Inc.	5,730	440,293

		1,458,558

Retail - Catalog & Mail-Order Houses - 3.54%
Amazon.com, Inc. (2)	4,022	824,550

Retail - Lumber & Other Building Materials Dealers - 2.32%
The Home Depot, Inc.	1,470	541,386

Retail-Variety Stores - 3.08%
Dollar General Corp.	7,380	717,705

Semiconductors & Related Devices - 7.83%
Broadcom, Inc.	3,965	959,808
NVIDIA Corp.	6,400	864,832

		1,824,640

Services - Business Services - 3.76%
Fiserv, Inc. (2)	1,910	310,929
Visa, Inc. Class A	1,550	566,045

		876,973

Services - Computer Programming, Data Processing, Etc. - 7.24%
Alphabet, Inc. Class A	4,639	796,702
Meta Platforms, Inc. Class A	1,375	890,299

		1,687,001

Services - Equipment Rental & Leasing - 2.13%
United Rentals, Inc.	700	495,866

Services - Medical Laboratories - 2.42%
Laboratory Corp. of America Holdings	2,260	562,672

Services-Miscellaneous Amusement & Recreation - 2.23%
The Walt Disney Co. (2)	4,590	518,854

Services - Prepackaged Software - 9.78%
Adobe, Inc. (2)	1,162	482,335
Cloudflare, Inc. Class A (2)	2,900	481,081
Intuit, Inc.	200	150,694
Microsoft Corp.	2,130	980,567
Palantir Technologies, Inc. (2)	1,387	182,779

		2,277,455

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.24%
The Procter & Gamble Co.	3,068	521,223

Surgical & Medical Instruments & Apparatus - 2.83%
Stryker Corp.	1,720	658,141

Total Common Stock	(Cost $ 13,396,703)	22,781,934

Real Estate Investment Trusts - 1.70%

American Tower Corp.	1,840	394,956

Total Registered Investment Companies	(Cost $ 300,523)	394,956

Money Market Registered Investment Companies - 0.36%

Federated Treasury Obligation Fund - Institutional Shares - 4.14% (3)	84,326	84,326

Total Money Market Registered Investment Companies	(Cost $ 84,326)	84,326

Total Investments - 99.86%	(Cost $ 13,781,552)	23,261,217

Other Assets Less Liabilities - 0.14%		32,842

Total Net Assets - 100.00%		23,294,058

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$23,261,217	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,261,217	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.